                                 ANNUAL REPORT
                                 APRIL 30, 2001





                  [UNITED ASSOCIATION S&P 500 INDEX FUND LOGO]

LETTER FROM THE GENERAL PRESIDENT OF THE UNITED ASSOCIATION
================================================================================


Dear Fellow Shareholders:

We are proud to present to you the annual report of the first union-affiliated index mutual fund, the United Association S&P 500 Index Fund, which celebrated its 1-year anniversary in March. As you may be aware, the fund not only has a goal of matching, before expenses, the investment results of the Standard & Poor's 500 Index of 500 large, publicly traded companies, it also has a goal of providing proxy voting rights for the members of the UA.

Our activism in exercising proxy voting rights is supported by this fund and by your participation in it. I am grateful that your dedication gives us a voice in corporate boardrooms and enables us to explain the benefits of union labor for construction and maintenance projects. We are successfully helping company owners understand the advantages of using union tradespeople through our proxy voting activities.

The pages of this annual report detail the UA S&P 500 Index Fund's investments, performance results and commentary on the stock market.

You, like many American investors, may be wondering when the stock market volatility will end. The ups and downs of the stock market along with the disparity between expert opinions can test an investor's patience. Some market analysts might claim that the worst is yet to come and others might claim the worst is behind us. The differing points of view only emphasize the fact that the stock market is not predictable.

However, there are some things that you should keep in mind as an investor:

     o  Historically, stocks have risen in value over time
     o Stocks and stock mutual funds are generally considered to be long-term investments
     o  Stock prices can fall and rise within a short period of time
     o The S&P 500 Index was up 840.79% over the past 20 years (an average annual return of 11.86%)*
     o  The S&P 500 Index is a broad measure of stock market performance

Holding a long-term perspective is important due to the ups and downs of the stock market. These market cycles, although re-occurring, are not something that can be easily timed. In fact, many professional and institutional investors avoid making market-timing bets.

With this in mind, there is a saying that I would like to share with you: Time in the market is more important than trying to time the market. This saying emphasizes the risk of timing--sitting on the sidelines which can lead to missing out on quick market upswings. This temptation to time the market is a risk that many investors face but if you keep the things listed above in mind, you might be able to avoid such pitfalls.

================================================================================

To find out more information on the UA S&P 500 Index Fund and to share your pride with other UA members, families and friends, I urge you to call today. The Fund's toll-free number is 1-888-766-8043 or you can visit our website at www.uafund.com.

For your confidence in the United Association's programs and for your investment in the Fund, I thank you.

Sincerely,


/s/ MARTIN J. MADDALONI

Martin J. Maddaloni
General President of the United Association
Trustee of Financial Investors Trust




*Source: Weisenberger as of 4/30/01.

FUND OVERVIEW
================================================================================

                                 INVESTMENT GOAL

                    To approximate, before fund expenses, the investment results of the S&P 500 Index.

                                 INCEPTION DATE

                             Class I - March 2, 2000
                            Class II - March 28, 2000

                                  TICKER SYMBOL

                                 Class I - UASPX
                                Class II - UAIIX

               MARKET COMMENTARY FOR THE YEAR ENDED APRIL 30, 2001

The stock market, as measured by the Standard and Poor's 500 Index, generated a negative 12.97% rate of total return for the year ended 4/30/2001. The negative implications of a seemingly endless litany of corporate profit disappointments and revenue growth warnings muted the positive implications of a shift in the Federal Reserve's long held inflation wary interest rate bias.

The equity markets struggled during the beginning of the period with a near obsession on the magnitude and timing of future Federal Reserve interest rate initiatives. Alarmed by seemingly uncontrollable economic growth and a perceived consumer drift toward the heretofore unthinkable acceptance of "a little" inflation, the Federal Reserve maintained a heightened level of inflation sensitivity, serving to fuel the stock market's interest rate anxiety. Throughout mid 2000, evidence continued to mount supporting a successful economic soft landing scenario. The unemployment rate eased upward to a 4.1% level and the blistering pace of consumer borrowing cooled to a 7.7% annualized growth rate. Coupled with a positive revision for year 2000's second quarter productivity growth to a stunning 5.7% level and a 0.1% drop in the Consumer Price Index, the first actual drop in 14 years, the equity markets began to entertain the possibility of a Federal Reserve initiated interest rate reduction. The economy had cooled.

During the latter part of 2000, corporate earnings growth concerns continued to cloud the equity market. However, the equity markets did find a silver lining on the cloudy economic horizon in the form of the Federal Reserve's December shift in interest rate bias toward a more growth stabilizing position. As evidence of a dramatically cooling economy mounted, including sluggish retail sales, rising jobless claims, falling factory orders, and plummeting consumer confidence, equity markets became convinced that the Federal Reserve would act to reduce interest rates in the attempt to head-off an increasingly more menacing economic "hard-landing".

Despite several interest rate reductions by the Fed in the beginning of 2001, the magnitude of the equity market's earnings growth and interest rate anxiety was clearly evident as the Standard and Poor's 500 Equity Index dramatically broke into bear market territory on March 12, 2001. Defined as a 20% fall from peak levels, this was the stock market's first confrontation with the bear since 1987. However, the stock market generated an impressively positive 7.77% rate of total return for the final month of the period, as a surprise Federal Reserve initiated interest rate reduction and several unexpectedly positive corporate earnings reports served to spur a powerful advance. Only time will tell if this was yet another bounce or the beginning of the next bull market.

================================================================================

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
UA S&P 500 INDEX FUND (CLASS I) AND THE S&P 500 INDEX.

                                    [GRAPH]

                                   PERFORMANCE
                              AS OF APRIL 30, 2001

Average Annual Total Return              1 Year             Since Inception
UA S&P 500 Index Fund Class I           (12.74)%                 (6.95)%

Comparison of Change in Value of $10,000 Investment in the UA S&P 500 Index Fund (Class II) and the S&P 500 Index.


                                    [GRAPH]

                                  PERFORMANCE
                              AS OF APRIL 30, 2001

Average Annual Total Return                  1 Year         Since Inception
UA S&P 500 Index Fund Class II              (12.69)%            (15.52)%

The total return figures represent past performance and are not indicative of future results.

Total returns for the Fund reflect reinvestment of all dividends, capital gains distributions and all fee waivers. Without the fee waivers, the total return figures would have been lower. Past performance is not indicative of future results. Principal value may fluctuate and shares, when redeemed, may be worth more or less than their original cost.

================================================================================

         TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS) - APRIL 30, 2001

              General Electric Co                           4.13%
              Microsoft Corp                                3.11%
              Exxon Mobil Corp                              2.65%
              Pfizer Inc                                    2.35%
              Citigroup Inc                                 2.12%
              Wal-Mart Stores Inc                           1.99%
              AOL Time Warner Inc                           1.88%
              Intel Corp                                    1.79%
              International Business Machines               1.74%
              American International Group                  1.64%
                                                           -----
              Top Ten                                      23.40%

The top 10 holdings are presented to illustrate examples of the securities that the Fund has bought and may not be representative of the Fund's current or future investments.

          SECTOR DIVERSIFICATION (% OF COMMON STOCKS) - APRIL 30, 2001

                                        FUND            S&P 500 INDEX*
                                        ----            --------------

Basic Materials..................        4.4%                4.4%
Consumer - Cyclical..............        7.4%                7.4%
Consumer - NonCyclical...........        7.1%                7.1%
Consumer Services................        5.2%                5.2%
Commercial Services..............        2.8%                2.8%
Energy...........................        7.2%                7.2%
Financial........................       19.5%               19.5%
Healthcare.......................       12.7%               12.7%
Industrials......................        3.4%                3.4%
Technology.......................       21.0%               21.0%
Telecommunications ..............        5.7%                5.7%
Transportation...................        0.7%                0.7%
Utility..........................        2.9%                2.9%


*Source:  BARRA

DEFINITION OF INDICES

THE STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.


"Standard & Poor's(R) "S&P(R)", "S&P500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Financial Investors Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

INDEPENDENT AUDITORS' REPORT
================================================================================


[DELOITTE & TOUCHE LLP LOGO]

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS,
FINANCIAL INVESTORS TRUST:

We have audited the accompanying statement of net assets of the United Association S&P 500 Index Fund of Financial Investors Trust as of April 30, 2001, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the United Association S&P 500 Index Fund of Financial Investors Trust as of April 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
June 4, 2001

[DELOITTE TOUCHE TOHMATSU INTERNATIONAL LOGO]

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================

STATEMENT OF NET ASSETS
APRIL 30, 2001

COMMON STOCKS (96.3%)              SHARES     MARKET VALUE                                         SHARES     MARKET VALUE
---------------------              ------     ------------                                         ------     ------------
General Electric Co                717,670    $34,828,525      Qualcomm Inc*                       54,570     $ 3,130,135
Microsoft Corp*                    386,429     26,180,565      FleetBoston Financial Corp          78,430       3,009,359
Exxon Mobil Corp                   251,772     22,306,999      Comcast Corp-Special Cl A*          68,031       2,987,241
Pfizer Inc                         456,948     19,785,848      US Bancorp                         139,577       2,956,241
Citigroup Inc                      363,745     17,878,067      Texaco Inc                          39,846       2,880,069
Wal-Mart Stores Inc                323,509     16,738,356      Honeywell International Inc         57,760       2,823,309
AOL Time Warner Inc*               313,410     15,827,205      Schlumberger Ltd                    41,469       2,749,395
Intel Corp                         487,437     15,066,678      The Bank of New York Co Inc         53,629       2,692,176
Intl Business Machines             127,065     14,630,264      United Technologies Corp            34,091       2,661,825
American International Group       168,592     13,790,826      Anheuser Busch Co                   65,333       2,612,667
Merck & Co Inc                     167,028     12,689,117      McDonalds Corp                      94,975       2,611,813
Verizon Communications Inc         195,699     10,777,144      Duke Energy Corp                    55,506       2,595,461
SBC Communications Inc             245,165     10,113,056      Alcoa Inc                           62,647       2,593,586
Johnson & Johnson                  100,676      9,713,220      Automatic Data Processing Inc       46,017       2,496,422
Royal Dutch Pete Co ADR            154,645      9,206,017      Target Corp                         64,875       2,494,444
Cisco Systems Inc*                 527,011      8,948,647      El Paso Corp                        35,998       2,476,662
Coca Cola Co                       180,130      8,320,205      Lucent Technologies Inc            246,515       2,467,615
Philip Morris Cos Inc              161,045      8,069,965      Motorola Inc                       158,208       2,460,134
Bristol-Myers Squibb Co            141,622      7,930,832      Clear Channel Communications*       42,352       2,363,242
Home Depot Inc                     167,735      7,900,318      Unilever N.V. ADR                   41,398       2,323,256
Eli Lilly & Co                      81,646      6,939,910      Colgate Palmolive Co                41,446       2,314,759
Tyco Intl Ltd                      126,913      6,773,347      Kimberly Clark Corp                 38,670       2,296,998
JP Morgan Chase & Co               137,794      6,611,356      Fifth Third Bancorp                 41,137       2,211,525
Bank of America Corp               117,878      6,601,168      Allstate Corp                       52,966       2,211,330
Viacom Inc Cl B*                   126,343      6,577,417      MBNA Corp                           61,692       2,199,320
Oracle Corp*                       404,574      6,537,916      Electronic Data Systems Corp        33,869       2,184,550
EMC Corp*                          158,473      6,275,531      Household International Inc         34,103       2,183,274
AT&T Corp                          272,297      6,066,777      General Motors Corp                 39,716       2,176,834
Fannie Mae                          72,962      5,855,930      Dow Chemical Co                     64,913       2,171,340
Wells Fargo & Co                   123,793      5,814,557      Gillette Co                         76,288       2,163,528
BellSouth Corp                     135,618      5,690,531      Compaq Computer Corp               122,330       2,140,775
Procter & Gamble Inc                94,147      5,653,527      First Union Corp                    70,950       2,126,372
American Home Products Corp         94,920      5,481,630      Washington Mutual Inc               42,141       2,104,100
Abbott Laboratories*               112,015      5,195,256      Emerson Electric Co                 31,074       2,071,082
Morgan Stanley Dean Witter          80,894      5,079,334      Cardinal Health Inc                 30,459       2,052,937
Dell Computer Corp*                187,363      4,925,773      JDS Uniphase Corp*                  94,600       2,022,548
Qwest Communications Intl*         119,947      4,905,832      Charles Schwab Corp                100,215       1,984,257
Pharmacia Corp                      93,406      4,881,398      Safeway Inc*                        36,293       1,970,710
Texas Instruments Inc              125,605      4,860,913      Micron Technology Inc*              42,974       1,950,160
Amgen Inc*                          75,436      4,612,157      Baxter Intl Inc                     21,304       1,941,860
PepsiCo Inc                        104,556      4,580,598      First Data Corp                     28,611       1,929,526
Walt Disney Co                     150,671      4,557,798      Marsh & McLennan Cos, Inc           19,924       1,921,471
Chevron Corp                        46,485      4,488,592      AES Corp*                           38,478       1,834,246
American Express Co                 96,327      4,088,118      Veritas Software Co*                29,597       1,764,277
Schering-Plough Corp               105,892      4,081,078      Lowes Companies Inc                 27,730       1,746,990
Sun Microsystems Inc*              236,104      4,042,100      Sprint Corp - PCS Group*            67,524       1,730,640
Hewlett-Packard Co                 139,969      3,979,319      GAP Stores Inc                      61,541       1,705,301
Ford Motor Co                      134,281      3,958,604      CVS Corp                            28,376       1,672,765
Medtronic Inc                       87,020      3,881,092      MetLife Inc                         55,375       1,605,875
Worldcom Inc*                      208,526      3,805,599      Exelon Corp                         23,064       1,592,569
Boeing Co                           60,432      3,734,698      American General Corp               36,423       1,588,407
Merrill Lynch & Co                  58,518      3,610,561      HCA - The Healthcare Co             40,012       1,548,464
Nortel Networks Corp               230,442      3,525,763      United Health Group Inc             23,164       1,516,779
Minnesota Mining & Mfg Co           28,692      3,414,635      Williams Co Inc                     35,004       1,476,119
E.I. du Pont de Nemours & Co        75,537      3,413,517      Kohls Corp*                         24,024       1,466,905
Enron Corp                          54,071      3,391,333      Corning Inc                         66,609       1,463,400
Federal Home Loan Mtg Corp          50,344      3,312,635      Mellon Financial Corp               35,344       1,446,630
Applied Materials Inc*              58,608      3,199,997      Siebel Systems Inc*                 31,111       1,418,039
Bank One Corp                       83,747      3,163,124      Illinois Tool Works Inc             21,882       1,386,881
Walgreen Co                         73,566      3,147,153      Halliburton Co                      32,042       1,384,535

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================

STATEMENT OF NET ASSETS
APRIL 30, 2001 (CONTINUED)

COMMON STOCKS (CONTINUED)          SHARES     MARKET VALUE                                         SHARES     MARKET VALUE
-------------------------          ------     ------------                                         ------     ------------

Sysco Corp                         48,956     $ 1,376,643      McGraw Hill Cos, Inc                14,152      $ 916,767
Conoco Inc                         45,136       1,373,037      Guidant Corp*                       22,288        913,808
Sprint Corp - FON Group            64,047       1,369,325      FedEx Corp*                         21,466        903,075
International Paper Co             34,865       1,366,008      Nextel Comm Inc Cl A*               55,178        896,642
PNC Bank Corp                      20,975       1,364,843      Capital One Financial Corp          14,264        896,635
Suntrust Bank Inc                  21,454       1,362,329      Sears Roebuck & Co                  24,204        891,917
Dynegy Inc Cl A                    23,394       1,353,343      Weyerhaeuser Co                     15,725        888,934
Computer Associates Intl Inc       41,738       1,343,546      Chubb Corp                          12,661        845,122
Kroger Co*                         59,283       1,339,203      USA Education Inc                   11,882        844,810
Lehman Brothers Holdings Inc       18,119       1,318,157      Stryker Corp                        14,166        839,902
Agilent Technologies Inc*          33,053       1,289,398      Burlington Nrthrn Santa Fe          28,424        835,666
Caterpillar Inc                    24,897       1,249,829      Franklin Resources Inc              19,144        835,636
Transocean Sedco Forex Inc         22,944       1,245,400      Best Buy Inc*                       15,047        828,337
ALLTEL Corp                        22,675       1,238,282      Comverse Technology Inc*            12,022        823,507
Gannett Inc*                       19,099       1,232,840      TXU Corp                            18,696        821,876
Analog Devices Inc*                26,056       1,232,709      NIKE Inc Cl B                       19,530        816,549
Calpine Corp*                      21,609       1,231,497      Yahoo! Inc*                         40,445        816,180
AFLAC Inc                          38,420       1,221,756      General Mills Inc                   20,566        810,506
State Street Corp                  11,719       1,216,198      ConAgra Foods Inc                   38,879        809,072
National City Corp                 44,122       1,200,560      Occidental Petroleum Corp           26,753        805,800
Maxim Integrated Products Inc*     23,408       1,196,149      Global Crossing Ltd*                64,145        803,737
Solectron Corp*                    46,754       1,189,889      May Department Stores Co            21,567        803,371
CIGNA Corp                         11,118       1,186,291      Marriott Intl Inc                   17,381        797,440
Dominion Resources Inc             17,320       1,186,247      Wrigley (Wm) Jr Co                  16,354        790,062
Anadarko Petroleum Corp            18,019       1,164,388      ALZA Corp*                          17,142        783,732
American Electric Power Inc        23,321       1,150,658      Adobe Sys Inc                       17,427        782,821
Southern Co                        48,952       1,144,987      Forest Laboratories Inc*            12,760        780,274
Xilinx Inc*                        23,900       1,134,533      Xcel Energy Inc                     24,668        769,642
Costco Wholesale Corp*             32,455       1,133,653      FPL Group Inc                       12,811        767,379
Sara Lee Corp                      56,904       1,132,959      Peoplesoft Inc*                     20,674        765,765
Omnicom Group Inc                  12,824       1,126,588      Interpublic Group of Cos, Inc       22,288        756,678
Carnival Corp                      42,349       1,122,249      Kellogg Co                          29,379        749,164
General Dynamics Corp              14,431       1,112,341      Masco Corp                          32,323        743,429
Providian Financial Group          20,705       1,103,576      Burlington Resources Inc            15,643        738,506
Linear Technology Corp             22,939       1,101,990      Broadcom Corp*                      17,696        735,446
Phillips Petroleum Co              18,489       1,101,944      KLA-Tencor Corp*                    13,360        734,266
Waste Management Inc               45,023       1,099,011      Raytheon Co                         24,699        729,361
Lockheed Martin Corp               31,199       1,096,957      Avon Products Inc                   17,232        729,258
Hartford Fncl Srvcs Group Inc      17,114       1,062,779      Concord EFS Inc*                    15,642        728,135
Reliant Energy Inc                 21,348       1,057,793      Altera Corp*                        28,712        726,126
Northern Trust Corp                16,063       1,044,577      Allergan Inc                         9,524        723,824
Tellabs Inc*                       29,733       1,043,926      Public Svc Enterprise Inc           15,529        721,167
Tenet Healthcare Corp*             23,241       1,037,478      USX-Marathon Group                  22,486        718,653
BB&T Corp                          29,093       1,030,474      KeyCorp                             30,842        714,918
Alcan Inc                          23,026       1,024,657      Air Products & Chemicals Inc        16,592        713,290
Union Pacific Corp                 17,950       1,021,175      St. Paul Cos Inc                    15,767        711,092
Harley Davidson Inc                21,948       1,011,583      Advanced Micro Devices Inc*         22,700        703,700
Mirant Corp*                       24,531       1,000,865      Deere & Co                          17,000        698,190
Southwest Airlines Co              54,895         999,638      CIT Group Inc                       18,969        696,162
Albertsons Inc                     29,644         990,110      Pittney Bowes Inc                   18,262        695,234
Cendant Corp*                      55,694         988,012      Biogen Inc*                         10,713        692,703
H.J. Heinz Co                      25,184         985,954      Ralston Purina Co                   22,420        681,344
Loews Corp                         14,285         962,952      Scientific-Atlanta Inc              11,691        674,921
Eastman Kodak Co                   21,740         945,690      Golden West Financial Corp          11,460        672,702
Baker Hughes Inc                   24,048         944,846      Unocal Corp                         17,596        671,463
Paychex Inc                        27,009         933,431      Chiron Corp*                        13,871        665,947
Quaker Oats Co                      9,556         926,932      Comerica Inc                        12,831        659,898
Campbell Soup Co                   30,438         926,533      Progress Energy Inc*                14,884        658,468
Tribune Co                         21,895         922,655      Entergy Corp                        16,144        653,832
Wachovia Corp                      15,175         922,640      Univision Comm Inc Cl A*            14,952        653,552

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================

STATEMENT OF NET ASSETS
APRIL 30, 2001 (CONTINUED)

COMMON STOCKS (CONTINUED)          SHARES     MARKET VALUE                                         SHARES     MARKET VALUE
-------------------------          ------     ------------                                         ------     ------------

PPG Industries Inc                 12,187      $ 647,739       FirstEnergy Corp                     16,330      $ 494,799
Sanmina Corp*                      22,192        646,897       Applera Corp                         15,274        489,684
Lincoln National Corp              13,876        640,516       Kerr-McGee Corp                       6,832        489,513
Apple Computer Inc*                25,062        638,830       Kinder Morgan Inc                     8,286        486,388
McKesson HBOC Inc                  20,632        636,291       Tosco Corp                           10,480        482,604
Nabors Industries Inc*             10,642        634,476       New York Times Co                    11,745        481,897
TJX Companies Inc                  20,249        634,401       Intuit Inc*                          14,986        480,151
Progressive Corp                    5,320        621,376       Sabre Holdings Corp*                  9,539        475,615
Federated Dept Stores Inc*         14,394        618,654       Tricon Global Restaurants Inc*       10,594        474,823
Aon Corp                           18,548        616,536       Stilwell Financial Inc               16,107        474,673
Delphi Automotive Sys Corp         40,544        604,106       LSI Logic Corp*                      23,126        473,389
MedImmune Inc*                     15,358        601,266       Noble Drilling Corp*                  9,726        471,711
Becton Dickinson & Co              18,577        600,966       Barrick Gold Corp                    28,679        471,483
Synovus Financial Corp             20,827        599,401       Vitesse Semiconductor Corp*          13,760        466,464
Hershey Foods Corp                  9,859        595,582       AmSouth Bancorporation               27,184        466,206
Rockwell International Corp        13,200        594,396       Boston Scientific Corp*              29,354        466,142
Bed Bath & Beyond Inc*             20,696        586,111       Convergys Corp*                      12,446        454,279
IMS Health Inc                     21,269        583,834       Johnson Controls Inc                  6,235        451,414
Southtrust Corp                    12,260        582,963       Conseco Inc                          23,561        448,366
PPL Corp                           10,521        578,655       Avery Dennison Corp                   7,993        448,168
Danaher Corp                       10,275        575,503       Cincinnati Financial Corp            11,651        447,165
Dover Corp                         14,710        574,720       Wellpoint Health Networks Inc*        4,532        445,269
Consolidated Edison Inc            15,354        574,393       Gateway Inc*                         23,388        444,372
Apache Corp                         8,946        572,186       Charter One Financial Inc            15,056        441,141
Molex Inc                          14,148        571,438       Nisource Inc                         14,763        439,495
Lexmark Intl Group Inc*             9,208        565,647       Xerox Corp                           48,341        437,003
Applied Micro Circuits Corp*       21,618        562,500       Computer Sciences Corp*              12,212        435,114
Constellation Energy Corp          11,772        561,995       DTE Energy Co                        10,332        433,117
Novellus Sys Inc*                  10,190        561,978       BMC Software Inc*                    17,646        426,857
Amerada Hess Corp                   6,415        561,312       ADC Telecommunications Inc*          56,299        422,805
Northrop Grumman Corp               6,165        556,391       Ameren Corp                           9,938        417,098
Biomet Inc                         12,942        553,012       AMR Corp*                            10,914        415,933
Norfolk Southern Corp              27,843        549,621       Radioshack Corp                      13,463        412,372
Coca Cola Enterprises Inc          30,262        548,650       AMBAC Financial Grp Inc               7,627        410,409
Devon Energy Corp                   9,295        548,498       Sempra Energy                        14,812        409,848
Rohm & Haas Co                     15,913        546,930       Allegheny Energy Inc                  7,999        409,229
Archer Daniels Midland Co          45,900        546,669       Jabil Circuit Inc*                   13,820        401,333
Ingersoll-Rand Co                  11,626        546,422       Cinergy Corp                         11,515        399,340
Textron Inc                        10,303        546,265       Dollar General Corp                  23,945        395,093
Clorox Co                          17,113        544,707       Parker-Hannifin Corp                  8,444        393,659
Praxair Inc                        11,487        543,680       Healthsouth Corp*                    27,980        393,119
CSX Corp                           15,426        540,990       EOG Resources Inc                     8,464        392,645
Cintas Corp                        12,223        535,490       Delta Air Lines Inc                   8,906        392,131
Staples Inc*                       32,808        533,786       Bear Stearns Co                       7,744        389,523
Regions Financial Corp             17,510        533,179       Mercury Interactive Corp*             5,859        387,573
Georgia-Pacific Group              16,350        531,538       KeySpan Corp                          9,752        387,154
Starbucks Corp*                    27,432        530,809       J.C. Penney Co Inc                   19,001        384,960
Network Appliance Inc*             23,238        528,669       Willamette Industries Inc             7,910        384,822
Jefferson Pilot Corp               11,198        522,499       Union Planters Corp                  10,071        382,799
UnumProvident Corp                 17,445        521,780       Citrix Systems Inc*                  13,419        381,100
Limited Inc                        30,833        521,694       Watson Pharmaceuticals Inc*           7,443        370,661
Newell Rubbermaid Inc              19,308        520,544       Moodys Corp                          11,769        369,547
King Pharmaceuticals Inc*          12,227        515,124       Eaton Corp                            4,958        364,958
MBIA Inc                           10,684        511,229       H&R Block Inc                         6,611        363,605
Starwood Hotels & Resorts Inc      13,986        504,755       National Semiconductor Corp*         12,619        363,427
MGIC Investment Corp                7,732        502,503       Countrywide Credit Inds Inc           8,431        359,751
Symbol Technologies Inc            15,903        500,944       Robert Half Intl Inc*                12,870        357,786
Mattel Inc                         30,909        499,180       UST Inc                              11,799        355,150
Teradyne Inc*                      12,637        499,161       Toys R Us Inc*                       14,294        354,491
Fiserv Inc*                         8,985        497,230       St Jude Medical Inc*                  6,156        352,431

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================

STATEMENT OF NET ASSETS
APRIL 30, 2001 (CONTINUED)

COMMON STOCKS (CONTINUED)          SHARES     MARKET VALUE                                         SHARES     MARKET VALUE
-------------------------          ------     ------------                                         ------     ------------
Kmart Corp*                        35,011       $ 350,110      Rowan Cos Inc*                       6,835       $ 226,854
Fortune Brands Inc                 11,204         349,005      Stanley Works                        6,226         225,692
Ecolab Inc                          9,199         347,998      Circuit City Stores Inc             14,902         224,275
Torchmark Corp                      9,144         346,466      Citizens Communications Co*         19,209         220,903
TRW Inc                             9,006         346,371      Parametric Technology Corp*         19,251         219,461
Dow Jones Inc                       6,338         343,963      Ashland Inc                          5,039         216,979
Thermo Electron Corp*              13,038         343,682      Dana Corp                           10,714         210,316
Tiffany & Co                       10,565         342,517      Cabletron Systems Inc*              13,373         209,689
Equifax Inc                        10,258         339,232      Wendy's Intl Inc                     8,240         208,719
Genuine Parts Co                   12,536         338,472      Pall Corp                            8,880         208,414
Vulcan Materials Co                 7,314         338,126      Office Depot Inc*                   21,580         205,010
V. F. Corp                          8,240         334,462      Mead Corp                            7,178         202,420
Palm Inc*                          41,027         328,626      American Power Conversion Co*       14,105         199,586
NCR Corp*                           6,943         326,390      Niagara Mohawk Holdings Inc*        11,606         195,097
Winn-Dixie Stores Inc              10,174         321,193      Maytag Corp                          5,571         193,592
Pinnacle West Capital Corp          6,135         307,916      Millipore Corp                       3,355         192,409
T Rowe Price Group Inc              8,786         305,401      Westvaco Corp                        7,291         192,337
Avaya Inc*                         20,473         302,796      Conexant Systems Inc*               17,605         189,254
Brown Forman Corp                   4,958         301,446      Centex Corp                          4,296         185,372
CMS Energy Corp                     9,479         296,693      Liz Claiborne Inc                    3,753         184,497
Eastman Chemical Co                 5,570         296,547      Temple Inland Inc                    3,568         181,968
Hilton Hotels Corp                 26,699         295,024      Nordstrom Inc                        9,702         178,420
Aetna Inc*                         10,417         293,655      Intl Flavors&Fragrances Inc          7,079         174,993
B.F Goodrich Co                     7,445         293,333      Manor Care Inc*                      7,435         172,492
GPU Inc                             8,788         292,728      Quintiles Transnational Corp*        8,350         171,592
Harrah's Entertainment Inc*         8,455         291,697      Alberto-Culver Co Cl B               4,084         166,382
Harcourt General Inc                5,304         290,765      Tektronix Inc*                       6,851         165,794
Knight-Ridder Inc                   5,312         287,645      Bausch & Lomb Inc                    3,864         164,993
QLogic Corp*                        6,674         286,248      C.R. Bard Inc                        3,682         162,045
Nucor Corp                          5,640         286,117      Pactiv Corp*                        11,445         160,001
Goodyear Tire & Rubber Co          11,499         284,370      FMC Corp*                            2,207         158,220
Fluor Corp                          5,347         281,840      Visteon Corp                         9,485         156,787
ITT Industries Inc                  6,367         280,594      Hasbro Inc                          12,481         152,892
CenturyTel Inc                     10,187         276,883      Freeport-McMoRan C&G Inc Cl B*      10,754         152,277
Leggett & Platt Inc                14,207         275,758      Boise Cascade Corp*                  4,153         145,272
Unisys Corp*                       22,842         275,018      Bemis Inc                            3,849         144,761
Compuware Corp*                    26,639         273,849      Autodesk Inc                         4,085         142,403
Huntington Bancshares Inc          18,168         273,792      Adolph Coors Co Cl B                 2,670         138,840
Whirlpool Corp                      4,819         268,756      Pulte Homes Inc                      2,947         137,861
Paccar Inc                          5,538         268,704      Deluxe Corp                          5,255         136,577
W.W. Grainger Inc                   6,805         263,898      Meredith Corp                        3,615         136,430
AutoZone Inc*                       8,242         258,304      US Airways Group Inc*                4,855         135,455
Sigma Aldrich Corp                  5,593         257,502      SuperValu Inc                        9,588         131,068
Phelps Dodge Corp                   5,701         255,063      Nicor Inc                            3,306         129,562
Newmont Mining Corp                13,931         253,962      Brunswick Corp                       6,327         126,920
Cooper Industries Inc               6,760         252,621      Broadvision Inc*                    19,493         124,560
PG&E Corp                          28,036         251,483      Cummins Inc                          2,994         123,952
Safeco Corp                         9,244         246,815      Crane Co                             4,373         123,056
R.R. Donnelley & Sons Co            8,839         246,078      Snap-On Inc                          4,214         122,206
Sherwin Williams Co                11,629         243,976      Humana Inc*                         12,250         121,030
PerkinElmer Inc                     3,616         241,947      Homestake Mining Co                 19,060         118,744
Placer Dome Inc                    23,721         240,057      USX-U.S. Steel Group                 6,429         118,358
Inco Ltd*                          13,167         238,849      Sapient Corp*                        8,787         118,185
Engelhard Corp                      9,255         237,946      Great Lakes Chemical Corp            3,636         114,279
Darden Restaurants Inc              8,701         237,624      Navistar Intl Corp*                  4,289         110,699
Sealed Air Corp*                    6,059         235,089      Novell Inc*                         23,004         109,959
Sunoco Inc                          6,141         233,481      Dillards Inc Cl A                    6,373         107,959
Black & Decker Corp                 5,848         233,101      Reebok International Ltd*            4,144         106,211
Edison International               23,598         232,440      Allegheny Technologies Inc           5,821         106,175
Allied Waste Industries Inc*       14,254         226,924      Andrew Corp*                         5,895         103,280

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================

STATEMENT OF NET ASSETS
APRIL 30, 2001 (CONTINUED)

COMMON STOCKS (CONTINUED)          SHARES     MARKET VALUE                                         SHARES     MARKET VALUE
-------------------------          ------     ------------                                         ------     ------------
Peoples Energy Corp                 2,563       $ 101,879      Longs Drug Stores Corp               2,707       $ 80,263
Power-One Inc*                      5,684          99,527      Adaptec Inc*                         7,139         80,242
KB Home                             3,185          96,251      Timken Co                            4,347         74,334
Ball Corp                           2,048          94,208      Worthingon Inds Inc                  6,183         73,887
Hercules Inc                        7,781          92,983      Potlatch Corp                        2,059         72,168
Louisiana Pacific Corp*             7,545          92,426      National Services Inds Inc           2,973         71,649
Tupperware Corp                     4,176          91,956      Cooper Tire & Rubber Co              5,254         63,258
ONEOK Inc                           2,115          91,410      McDermott International Inc          4,379         53,468
Consolidated Stores Corp*           8,089          88,979      American Greetings Corp              4,598         52,923
Thomas & Betts Corp                 4,201          86,835      Seagate Technology Inc              15,971          4,537
Ryder Systems Inc                   4,332          86,163


     TOTAL COMMON STOCKS                                              811,394,863
                                                                    -------------
     (Cost $912,953,924)

INVESTMENT COMPANIES (3.5%)
     SPDR Trust                                           68,000        8,493,880
     Goldman Sachs Financial Square Prime             21,307,525       21,307,525
                                                   -------------    -------------
                                                                       29,801,405
                                                                    -------------

     TOTAL INVESTMENT COMPANIES                                       841,196,268
     (Cost $29,506,026)

     TOTAL INVESTMENTS (99.8%)
     (Cost $942,459,950)

OTHER ASSETS AND LIABILITIES (0.2%)
Other assets                                                            1,889,081
Accrued investment advisory fee                                            (6,849)
Accrued administration fee                                                (73,080)
Accrued custody fee                                                        (3,425)
Accrued 12b-1 fee                                                            (109)
Other liabilities                                                          (5,739)
                                                                    -------------
                                                                        1,799,879
                                                                    -------------
     TOTAL NET ASSETS (100%)                                        $ 842,996,147
                                                                    =============

NET ASSETS:
Paid in capital                                                       968,025,247
Undistributed net investment income                                       647,743
Accumulated net realized loss on investments                          (20,139,273)
Accumulated net realized loss on futures                               (4,569,709)
Net unrealized depreciation on investments                           (101,263,682)
Net unrealized appreciation on futures                                    295,821
                                                                    -------------
     TOTAL NET ASSETS                                               $ 842,996,147
                                                                    =============

NET ASSET VALUE PER SHARE
Net Assets
     Class I                                                        $ 838,416,978
     Class II                                                       $   4,579,169

SHARES OUTSTANDING
     Class I                                                           92,215,591
     Class II                                                             504,016

NET ASSET VALUE PER SHARE
     Class I                                                        $        9.09
     Class II                                                       $        9.09


* NON-INCOME PRODUCING SECURITY.
CL - CLASS
ADR - AMERICAN DEPOSITARY RECEIPT


SEE NOTES TO FINANCIAL STATEMENTS.

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001


INVESTMENT INCOME:
Interest                                                                      1,409,802
Dividends                                                                     9,588,359
Foreign taxes withheld                                                           (6,913)
                                                                         --------------
     Total Income                                                            10,991,248
                                                                         --------------

EXPENSES:
Investment advisory fee (Note 5)                                                 85,099
Administration fee (Note 5)                                                     899,304
Custody fee                                                                      42,550
12b-1 fee - Class II (Note 5)                                                     3,273
                                                                         --------------
     Total expenses                                                           1,030,226
     Waiver of expenses - Class II (Note 5)                                      (2,128)
                                                                         --------------
          Net Expenses                                                        1,028,098
                                                                         --------------

NET INVESTMENT INCOME                                                         9,963,150
                                                                         --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments                                            (20,088,686)
Net realized loss on futures                                                 (4,914,528)
Change in net unrealized appreciation/depreciation on investments          (115,317,635)
Change in net unrealized appreciation/depreciation on futures                   633,052
                                                                         --------------
NET REALIZED AND UNREALIZED LOSS                                           (139,687,797)
                                                                         --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       (129,724,647)
                                                                         --------------




SEE NOTES TO FINANCIAL STATEMENTS.

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      For the Period
                                                                       For the         March 2, 2000
                                                                     Year Ended         (Inception)
                                                                   April 30, 2001    to April 30, 2000
                                                                   ---------------   -----------------

INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                        $     9,963,150    $       718,226
      Net realized gain/(loss) on investments and futures              (25,003,214)           313,281
      Net change in unrealized appreciation/depreciation
        on investments and futures                                    (114,684,583)        13,716,722
                                                                   ---------------    ---------------
      Net Increase/(Decrease) In Net Assets From Operations           (129,724,647)        14,748,229
                                                                   ---------------    ---------------

DISTRIBUTIONS:
      Dividends from net investment income
            Class I                                                    (10,011,068)                 0
            Class II                                                       (36,879)                 0
      Distributions from net realized gain
            Class I                                                         (4,716)                 0
            Class II                                                           (19)                 0
                                                                   ---------------    ---------------
      Net Decrease in Net Assets from Distributions                    (10,052,682)                 0
                                                                   ---------------    ---------------

SHARE TRANSACTIONS (NOTE 2):
      Proceeds from sale of shares                                     469,045,722        564,968,885
      Reinvested dividends                                              10,049,560                  0
      Cost of shares redeemed                                          (76,038,920)                 0
                                                                   ---------------    ---------------
      Net Increase in Net Assets from Share Transactions               403,056,362        564,968,885
                                                                   ---------------    ---------------

NET INCREASE IN NET ASSETS                                             263,279,033        579,717,114
                                                                   ---------------    ---------------

NET ASSETS:
      Beginning of Period                                              579,717,114                  0
                                                                   ---------------    ---------------
      End of Period*                                               $   842,996,147    $   579,717,114
                                                                   ===============    ===============

*Includes undistributed net investment income of:                  $       647,743    $       718,226
                                                                   ---------------    ---------------



SEE NOTES TO FINANCIAL STATEMENTS.

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                                               CLASS I
                                                                               -------------------------------------

                                                                                   FOR THE            MARCH 2, 2000
                                                                                  YEAR ENDED         (INCEPTION) TO
                                                                                APRIL 30, 2001        APRIL 30, 2000
                                                                               ---------------       ---------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of the period                                      $         10.54       $         10.00
                                                                               ---------------       ---------------
Income from investment operations:
     Net investment income                                                                0.11                  0.01
     Net realized and unrealized gain/(loss)                                             (1.45)                 0.53
                                                                               ---------------       ---------------

     Total income from investment operations                                             (1.34)                 0.54
                                                                               ---------------       ---------------

Distributions:
     Dividends from net investment income                                                (0.11)                (0.00)
     Distributions from net realized gain                                                (0.00)(3)             (0.00)
                                                                               ---------------       ---------------
     Total distributions                                                                 (0.11)                (0.00)
                                                                               ---------------       ---------------
Net asset value - end of period                                                $          9.09       $         10.54
                                                                               ===============       ===============
Total Return                                                                            (12.74%)                5.40%
                                                                               ===============       ===============

Ratios and Supplemental Data:
Net assets - end of period (000)                                               $       838,417       $       579,314
                                                                               ===============       ===============
Ratio of expenses to average net assets                                                   0.12%                 0.13%(1)
                                                                               ===============       ===============
Ratio of expenses to average net assets without fee waivers                                N/A                   N/A
                                                                               ===============       ===============
Ratio of net investment income to average net assets                                      1.17%                 0.97%(1)
                                                                               ===============       ===============
Ratio of net investment income to average net assets without fee waivers                   N/A                   N/A
                                                                               ===============       ===============
Portfolio turnover rate(2)                                                                   9%                    2%
                                                                               ===============       ===============


                                                                                                CLASS II
                                                                                   -------------------------------------
                                                                                   FOR THE PERIOD         FOR THE PERIOD
                                                                                       FOR THE            MARCH 28, 2000
                                                                                      YEAR ENDED          (INCEPTION) TO
                                                                                    APRIL 30, 2001        APRIL 30, 2000
                                                                                   ---------------       ---------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of the period                                          $         10.53       $         11.05
                                                                                   ---------------       ---------------
Income from investment operations:
     Net investment income                                                                    0.11                  0.00
     Net realized and unrealized gain/(loss)                                                 (1.44)                (0.52)
                                                                                   ---------------       ---------------

     Total income from investment operations                                                 (1.33)                (0.52)
                                                                                   ---------------       ---------------

Distributions:
     Dividends from net investment income                                                    (0.11)                (0.00)
     Distributions from net realized gain                                                    (0.00)(3)             (0.00)
                                                                                   ---------------       ---------------
     Total distributions                                                                     (0.11)                (0.00)
                                                                                   ---------------       ---------------
Net asset value - end of period                                                    $          9.09       $         10.53
                                                                                   ===============       ===============
Total Return                                                                                (12.69)%               (4.71)%
                                                                                   ===============       ===============

Ratios and Supplemental Data:
Net assets - end of period (000)                                                   $         4,579       $           403
                                                                                   ===============       ===============
Ratio of expenses to average net assets                                                       0.15%                 0.15%(1)
                                                                                   ===============       ===============
Ratio of expenses to average net assets without fee waivers                                   0.22%                 0.21%(1)
                                                                                   ===============       ===============
Ratio of net investment income to average net assets                                          1.14%                 0.99%(1)
                                                                                   ===============       ===============
Ratio of net investment income to average net assets without fee waivers                      1.07%                 0.93%(1)
                                                                                   ===============       ===============
Portfolio turnover rate(2)                                                                       9%                    2%
                                                                                   ===============       ===============


(1)  Annualized
(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended April 30, 2001 were $472,578,344 and $75,439,615, respectively.
(3) Less than ($.005) per share.


SEE NOTES TO FINANCIAL STATEMENTS.

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================


NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

         Financial Investors Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining portfolios of the Trust are presented separately.
         The Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.
         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

         INVESTMENT VALUATION: Securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

         FEDERAL INCOME TAXES: It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. At April 30, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers of approximately $1,700,000, expiring in 2009. The Fund intends to elect to defer to its fiscal year ending April 30, 2002, approximately $22,700,000 of losses recognized during the period November 1, 2000 to April 30, 2001.

         CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended April 30, 2001, amounts have been reclassified to reflect a decrease in accumulated net realized loss on investments of

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

$14,314. Undistributed net investment income was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

         DIVIDENDS: The Fund will declare and pay dividends from net investment income, if any, quarterly. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

         FUTURES CONTRACTS: The Fund uses index futures contracts with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately invest incoming cash or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.
         There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the stocks held by the Fund. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
         Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

         OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST

         On April 30, 2001, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

FOR THE YEAR ENDED APRIL 30, 2001

CLASS I                                                  AMOUNT             SHARES
-------                                              --------------    --------------

Shares sold                                          $  460,107,018        43,632,368
Shares issued as reinvestment of distributions           10,012,879         1,040,728
Shares redeemed                                         (71,782,952)       (7,405,638)
                                                     --------------    --------------
Net increase                                         $  398,336,945        37,267,458
                                                     ==============    ==============

CLASS II
--------
Shares sold                                          $    8,938,704           855,680
Shares issued as reinvestment of distributions               36,681             3,899
Shares redeemed                                          (4,255,968)         (393,825)
                                                     --------------    --------------
Net increase                                         $    4,719,417           465,754
                                                     ==============    ==============

FOR THE PERIOD ENDED APRIL 30, 2000

CLASS I                                                  AMOUNT             SHARES
-------                                              --------------    --------------

Shares sold                                          $  564,565,250        54,948,133
Shares issued as reinvestment of distributions                    0                 0
Shares redeemed                                                   0                 0
                                                     --------------    --------------
Net increase                                         $  564,565,250        54,948,133
                                                     ==============    ==============

CLASS II
--------
Shares sold                                          $      403,635            38,262
Shares issued as reinvestment of distributions                    0                 0
Shares redeemed                                                   0                 0
                                                     --------------    --------------
Net increase                                         $      403,635            38,262
                                                     ==============    ==============

3.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of April 30, 2001:
---------------------
Gross appreciation (excess of value over tax cost)   $   100,200,421
Gross depreciation (excess of tax cost over value)      (208,736,963)
                                                     ---------------
Net unrealized depreciation                          $  (108,536,542)
                                                     ===============

Cost of investments for income tax purposes          $   949,732,810
                                                     ===============

4. FUTURES CONTRACTS

         S&P 500 Index financial futures contracts open at April 30, 2001 were as follows:

                                                              UNREALIZED
NUMBER OF CONTRACTS       EXPIRATION DATE       COST         APPRECIATION

       72                    June 2001          $504            $295,821

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION PLAN, AND OTHER RELATED PARTY TRANSACTIONS

         National City Investment Management Company (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .01% of the Fund's average daily net assets up to $2,500,000,000 and .005% of the Fund's average daily net assets in excess of $2,500,000,000.

         ALPS Mutual Funds Services, Inc. ("ALPS") serves as the administrator to the Fund. ALPS is entitled to receive a fee from the Fund, computed daily and payable monthly, at the annual rate of .12% of the Fund's average daily net assets up to $500,000,000, .085% of the Fund's average daily net assets between $500,000,000 and $1,500,000,000, .06% of the Fund's average daily net assets between $1,500,000,000 and $2,500,000,000, and .04% of the Fund's average daily net assets in excess of $2,500,000,000. In addition to administration services, the administration fee also covers the costs of fund accounting, transfer agency, shareholder servicing, printing, registration, legal, audit and Trustees' fees.

         The Trustees have adopted a Distribution Plan on behalf of Class II of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to ALPS Distributors, Inc. ("ADI") at the annual rate of up to .10% of Class II's average daily net assets. ADI contractually agreed to waive the 12b-1 fees that it was entitled to receive from Class II to .035% for the year ended April 30, 2001. Effective May 1, 2001, ADI contractually agreed to waive these 12b-1 fees to .05% for the fiscal year ending April 30, 2002.

         Shareholders holding more than 10% of the outstanding shares as of April 30, 2001, constituted 71.93% of the Fund.

6. SHAREHOLDER TAX INFORMATION (UNAUDITED)

         During the year ended April 30, 2001, 96% of the dividends paid by the Fund from net investment income qualify for the corporate dividends received deduction.

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UNITED ASSOCIATION S&P 500 INDEX FUND
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UNITED ASSOCIATION S&P 500 INDEX FUND
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                                       20

UNITED ASSOCIATION S&P 500 INDEX FUND
================================================================================

THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114

                 ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
                        ALPS Mutual Funds Services, Inc.
                             370 Seventeenth Street
                                   Suite 3100
                             Denver, Colorado 80202

                                   DISTRIBUTOR
                             ALPS Distributors, Inc.
                             370 Seventeenth Street
                                   Suite 3100
                             Denver, Colorado 80202

                                  LEGAL COUNSEL
                           Davis, Graham & Stubbs LLP
                             1550 Seventeenth Street
                                    Suite 500
                             Denver, Colorado 80202

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                        555 Seventeenth Street
                                    Suite 3600
                             Denver, Colorado 80202

                                    CUSTODIAN
                               National City Bank
                                629 Euclid Avenue
                              Cleveland, Ohio 44114


                         [ALPS DISTRIBUTORS, INC. LOGO]


            MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
                FOR MORE INFORMATION, PLEASE CALL 1-888-766-8043.

================================================================================